Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000105122 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105122 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105122 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105122 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105122 | Oshkosh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105122 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105122 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105122 | Encompass Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105122 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105122 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000105122 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105122 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000105122 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000105122 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000105122 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105122 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000105122 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105122 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105122 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105122 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105122 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000105122 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000105123 | Franco-Nevada Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000105123 | Gen Digital Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105123 | UGI Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000105123 | Jabil Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000105123 | Oshkosh Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105123 | nVent Electric plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000105123 | Equitable Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000105123 | Encompass Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105123 | ITT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000105123 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C000105123 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105123 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000105123 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000105123 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000105123 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000105123 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000105123 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000105123 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000105123 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000105123 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000105123 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000105123 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(1.70%)
C000080997 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080997 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080997 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080997 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080997 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080997 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080997 | Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080997 | Helios Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080997 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000080997 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080997 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080997 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080997 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000080997 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080997 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000080997 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080997 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080997 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080997 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000080997 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080997 | Banking
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000080998 | Primoris Services Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000080998 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000080998 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000080998 | Victory Capital Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080998 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000080998 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000080998 | Air Lease Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000080998 | Helios Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000080998 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.10%
C000080998 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080998 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080998 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000080998 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000080998 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000080998 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000080998 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000080998 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000080998 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000080998 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000080998 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000080998 | Banking
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000051528 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051528 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000051528 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000051528 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000051528 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051528 | Everus Construction Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000051528 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000051528 | Amentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000051528 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000051528 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051528 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000051528 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000051528 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000051528 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000051528 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000051528 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000051528 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000051528 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000051528 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000051528 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000051528 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000053918 | NRG Energy Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053918 | OR Royalties Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000053918 | CareTrust REIT Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000053918 | The Ensign Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | TechnipFMC plc
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000053918 | Kontoor Brands Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000053918 | Everus Construction Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000053918 | Chart Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000053918 | Amentum Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | GXO Logistics Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	95.40%
C000053918 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053918 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000053918 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000053918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000053918 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000053918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000053918 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000053918 | U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000053918 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000053918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000053918 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000053918 | Consumer Products
Holdings [Line Items]
Percent of Net Asset Value	6.70%